Deferred Revenue (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Deferred Revenue [Abstract]
Deferred revenue to be recognized in revenue	$ 11	$ 1	$ 3,551